State Street Equity 500 Index Fund Investment Objectives and Goals - Class A I K [Member] - State Street Equity 500 Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street Equity 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the State Street Equity 500 Index Fund (the “Equity 500 Index Fund” or sometimes referred to in context as the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index (the “S&P 500” or sometimes referred to in context as the “Index”).